Goodwill and intangible assets (Tables)	12 Months Ended
Dec. 31, 2025
Intangible assets and goodwill [abstract]
Summary of Goodwill and Intangible Assets

	Internal development costs and patents	Acquired intangible assets	Total	Goodwill	Total
	(in € millions)
Cost
At January 1, 2024	68	168	236	1,137	1,373
Additions	3	—	3	—	3
Write-off of fully amortized intangible assets	(7)	(23)	(30)	—	(30)
Reclassifications	—	(10)	(10)	—	(10)
Exchange differences	—	6	6	64	70
At December 31, 2024	64	141	205	1,201	1,406
Additions	8	4	12	—	12
Acquisitions	—	5	5	6	11
Write-off of fully amortized intangible assets	(35)	(5)	(40)	—	(40)
Exchange differences	—	(12)	(12)	(124)	(136)
At December 31, 2025	37	133	170	1,083	1,253
Accumulated amortization
At January 1, 2024	(55)	(97)	(152)	—	(152)
Amortization charge	(8)	(28)	(36)	—	(36)
Write-off of fully amortized intangible assets	7	23	30	—	30
Reclassifications	—	6	6	—	6
Exchange differences	—	(5)	(5)	—	(5)
At December 31, 2024	(56)	(101)	(157)	—	(157)
Amortization charge	(4)	(19)	(23)	—	(23)
Write-off of fully amortized intangible assets	35	5	40	—	40
Exchange differences	—	11	11	—	11
At December 31, 2025	(25)	(104)	(129)	—	(129)
Cost, net accumulated amortization
At December 31, 2024	8	40	48	1,201	1,249
At December 31, 2025	12	29	41	1,083	1,124

Summary of Carrying Amount of Goodwill Allocated to Each of the Operating Segments	The carrying amount of goodwill allocated to each of the operating segments is as follows:

	Premium	Ad-Supported	Premium	Ad-Supported
	2025	2025	2024	2024
	(in € millions)
Goodwill	266	817	279	922